Related Parties	3 Months Ended	9 Months Ended
	Dec. 31, 2021	Sep. 30, 2022
Related Party Transactions [Abstract]
RELATED PARTIES

NOTE 9 – RELATED PARTIES

Balances with related parties:

As of December 31, 2021

Prepaid expenses and other assets	34
Other current liabilities	225
Loans from related parties (*)	5,715

(*)	see Note 6

See also Note 11 below.

NOTE 3 – RELATED PARTIES

A.	Balances with related parties:

	As of September 30, 2022	As of December 31, 2021

Prepaid expenses and other assets	-	34
Other current liabilities	-	225
Short term loans from related parties	1,210	1,488
Long term loans from related parties (1)	4,315	4,227

(1)	The loans bear 10% annual interest to be paid every quarter, the principal will be repaid in the end of the period.

B.	Repayment dates

	2023	2024	Total

Short term loans from related parties	-	1,210	1,210
Long term loans from related parties	1,790	2,525	4,315

C.	The agreements below were originally entered into by Maple Development Group (a company controlled by the shareholders) and they will be transferred to the Company upon conclusion of the IPO.:

1.	Pursuant to the various operating agreements of the Property Companies, the Manager was entitled to receive a property acquisition fee from the applicable Property Companies in an amount equal to 2.5% of the property acquisition price (with the Maple Farms fee being 2%).

2.	Each of Uri Frisch and Roy Marsiano, two of the Controlling Shareholders, provide the Company and its affiliates with consultancy services in the field of capital markets investor relations on an as-needed basis. These services include advisory services relating to the Company’s activities in the Israeli and U.S. capital markets, and maintaining relations with analysts, investment bankers and investor relations service providers to maintain effective relationships with investors. The Company pays each of Uri Frisch and Roi Marsiano an annual fee of approximately US$50,000 for these services and reimburses their services-related expenses incurred in providing the services.

3.	CityR Group Holdings, LLC., a private limited liability company established in the State of New Jersey, and wholly owned by Michael Sabo (CityR), provides the Company and its affiliates with equity placement services relating to the equity investment transactions in the Company’s Property Companies, in return for a fee of 3% of the total equity investment raised by CityR, which fee is paid by the Property Company that receives the investment. CityR shares the fee with a company owned by Uri Frisch pursuant to an agreement between CityR and Uri Frisch’s company. In 2021, the Company’s Property Companies paid CityR fees totaling approximately US$507,272.

With regard to the equity placement services provided by CityR, the investment funds that invest in the Property Companies also pay fees to CityR in the framework of each equity investment transaction, including equity placement fees (2% of the amount invested) and investor relations fees (1.75% of the amount invested).

D.	The Company signed a five-year consulting services agreement with Itiel Kaplan, the CEO, and consulting services agreement with Ilanit Halperin, the CFO. Pursuant to these agreements, the chief executive officer and the chief financial officer will receive the following compensation:

Officer	Title	Annual Salary/Fees	Annual Expense Reimbursement	Annual Bonus
Itiel Kaplan	CEO	$250,000	$50,000	$100,000
Ilanit Halperin	CFO	$72,000	-	-

E.	Guarantees

Michael Sabo & Itiel Kaplan at the request of the lenders have personally guaranteed the subsidiaries’ financial liabilities under certain loan agreements as detailed in the table below:

Borrower	Property	Lender	Loan Amount	Guarantor	Guaranteed Amount
Maple Grove Development LLC	Maple Grove	Independent Financial Bank	$5,397,000	Michael Sabo & Itiel Kaplan	100%
Maple Heights Development LLC	Maple Heights	BancorpSouth Bank	$1,198,000	Michael Sabo	100%
Pecan Ranch Development LLC	Pecan Ranch	Plains State Bank	$2,220,000	Michael Sabo	100%
Maple Reserve LLC	Maple Reserve	Waller 381 trust	$10,000,000	Michael Sabo & Itiel Kaplan	100%
Maple View Development LLC	Maple View	Plains State Bank	$2,128,000	Michael Sabo	100%